Shareholder Report, Holdings (Details) - C000241219	Jun. 30, 2024
American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Realty Income Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
AvalonBay Communities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Mid-America Apartment Communities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Invitation Homes, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Iron Mountain, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Diversified REITs
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Industrial REITs
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Hotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Office REITs
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Health Care REITs
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Retail REITs
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	46.70%
Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.20%